Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
23. Subsequent events
The Group has evaluated subsequent events through August 25, 2022 which is the date the Semi-Annual Condensed Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting as defined in IAS 10 —“Events after the reporting period”:
•Considering the rising inflation which has created a significant increase in the cost of living, in July 2022 Zegna communicated to employees its intention to award a special bonus of €1,000 to certain employees of the Group to cover qualifying expenses. The total award of approximately €2 million is expected to be paid in the second half of 2022.
•On July 28 Zegna announced that it entered into a number of bilateral financing agreements in the form of committed revolving lines for a total amount of €190 million and for a period of 7 years (€100 million of which was signed in June 2022 as described in Note 16 — Borrowings). The interest rates on the lines are linked to the following two important ESG targets previously disclosed by the Group: (i) at least 50% of top priority raw materials are traced to their geography of origin and from lower-impact sources by 2026; and (ii) 100% of the electricity is from renewable sources in Europe and the United States by 2024. The lines were undrawn at the date these Semi-Annual Condensed Consolidated Financial Statements were authorized for issuance.
•On August 11, 2022, the Group entered into a unique sponsorship collaboration with Real Madrid Club de Fùtbol, the world famous Spanish sport club with 119 years of history, in which Zegna will become Real Madrid’s Official Luxury Travelwear Partner for at least three years. The collaboration centered on luxury leisurewear exclusively designed for the First Men Football Team, the First Women Football Team and the First Men Basketball Team of Real Madrid, which will further bear the new Zegna signifier and logo and which will be unveiled during the first Champions League game of the 2022/2023 season. Inspired by the partnership, specific made to measure collection items that blend the two brands’ heritages as well as Zegna’s contemporaneity aesthetic and its focus on luxury craftsmanship, will be available in selected Zegna boutiques globally.
Subsequent events
The Group has evaluated subsequent events through April 6, 2022 which is the date the Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting as defined in IAS 10:
Due to ongoing conflict in Ukraine that started in February 2022 and the related escalating geopolitical tensions, many governments around the world, including those of the United States, the European Union, the United Kingdom and other jurisdictions, have recently announced the imposition of sanctions on certain industries and parties in Russia and the Ukrainian regions of Donetsk and Luhansk, as well as export controls on certain industries and products and the exclusion of certain Russian financial institutions from the SWIFT system. On March 11, 2022, the President of the United States issued an executive order prohibiting exports to Russia of luxury goods (including, inter alia, apparel, footwear and certain accessories with a per unit wholesale price of $1,000 or more). Shortly thereafter, on March 15, 2022, the Council of the European Union imposed new sanctions on Russia prohibiting the export of luxury goods having a value in excess of €300 per item (including clothing, footwear, leather and fashion accessories). Pursuant to the aforementioned sanctions, the Group suspended production of products for the Fall/Winter 2022 collection ordered by our Russian franchisees and distributors and it is uncertain whether and when it will be able to resume such production. Several of the agreements with the Group’s wholesale customers in Russia are due to expire during the course of 2022 and 2023 and it is uncertain whether, when and at what terms and conditions such agreements will be renewed. The Russian market represented 1.5%, 2.0% and 1.5% of the Group’s revenues in 2021, 2020 and 2019, respectively.
The Group has experienced minor delays in production in 2022 in certain countries where a significant number of its and its suppliers’ employees had to stay at home after becoming infected with COVID-19. Since March 2022, due to a new wave of COVID-19 in certain parts of the Greater China Region and the resulting lockdown restrictions, the Group has been required to close certain DOSs in the Greater China Region, and DOSs that have remained open have experienced significantly lower customer traffic.